Financial instruments (Tables)	6 Months Ended
Dec. 31, 2018
Financial instruments
Schedule of financial instruments classified into the hierarchical levels in line with IFRS 13

Instrument	IFRS 13 fair value hierarchy	Carrying value Rm	Fair value Rm	Valuation method	Significant inputs
Listed long-term debt	Level 1	(47 027)	(46 155)	Fair value	Quoted market price for the same or similar instruments
Derivative financial assets and liabilities	Level 2	933	933	Forward rate interpolator model, discounted expected cash flows, numerical approximation, as appropriate	Foreign exchange rates, market commodity prices, US$ swap curve, as appropriate